INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES
Raw material and consumables	$ 33	$ 115
Third-party hardware	789	461
Total	$ 822	$ 576